Document and Entity Information	Oct. 19, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 19, 2017
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Oct. 19, 2017
Document Effective Date	Oct. 19, 2017
Prospectus Date	Apr. 03, 2017
Class T Prospectus | AIG Focused Dividend Strategy Fund | Class T
Prospectus:
Trading Symbol	AFDTX